NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended
	May 10, 2020	May 08, 2020	Apr. 10, 2020	Oct. 08, 2019	Sep. 10, 2019	Mar. 15, 2019	Mar. 14, 2019	Jul. 29, 2020	Mar. 30, 2020	Nov. 18, 2019	Sep. 30, 2019	Apr. 08, 2020
Proceeds from unrelated third party				$ 103,000	$ 65,000		$ 50,000			$ 52,500	$ 42,500
Legal fees									$ 2,500
Convertible note prepayment description									The Note carries a prepayment penalty if the Note is paid off in 60, 90, 120,150, or 180 days following the Note date. The prepayment penalty is based on the then-outstanding principal at the time of payoff, plus accrued and unpaid interest, multiplied by 115%, 120%, 125%, 130%, and 135% respectively. After the expiration of 180 days following the issue date, the Company shall have no right of prepayment.
Ownership percentage towards common stock									4.99%
Interest rate				10.00%	10.00%		0.08%			10.00%	10.00%
Shares issuable description					At any time after March 8, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.		The number of shares to be issued upon conversion would be determined by dividing the amount to be converted by 60% of the average of the three lowest closing prices of the Company’s common stock during the ten trading days immediately preceding the conversion date.		The Note matures 12 months after the date of the Note on March 23, 2021. The Note is convertible into shares of the Company’s common stock beginning on the date which is 180 days from the date of the Note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion	At any time after March 29, 2020 any unpaid principal is convertible into the Company's common stock at a conversion price equal to the market price of the Company's common stock multiplied by 65%. "Market Price" means the lowest trading price for the Company's common stock during the twenty trading days ending on the latest complete trading day prior to the conversion.
Convertible promissory note principal amount									$ 67,500
Restricted Stock [Member]
Note converted into restricted shares						67,750
Investor [Member]
Shares issuable description								(i) 250,000 shares of the Series B-1 Preferred Stock, (ii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2021, (iii) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on July 21, 2021, and (iv) non-cashless warrants to purchase 250,000 shares of the Series B-2 Preferred Stock for $1.00 per share terminating on January 21, 2022.
Principal amount												$ 103,000
Payment made to lender	$ 80,000		$ 40,000
Maximum [Member]
Accrued interest rate				35.00%	37.00%					35.00%	37.00%
Minimum [Member]
Accrued interest rate				15.00%	15.00%					15.00%	15.00%
Series B-1 Convertible Preferred Stock [Member]
Legal fees		$ 2,000
Convertible note prepayment description		The Note carries a prepayment penalty if the Note is paid off in 60, 90, 120,150, or 180 days following the Note date. The prepayment penalty is based on the then-outstanding principal at the time of payoff, plus accrued and unpaid interest, multiplied by 115%, 120%, 125%, 130%, and 135% respectively. After the expiration of 180 days following the issue date, the Company shall have no right of prepayment.
Interest rate		8.00%
Shares issuable description		The Note matures 12 months after the date of the Note on May 7, 2021. The Note is convertible into shares of the Companys common stock beginning on the date which is 180 days from the date of the Note, at a conversion price equal to 65% multiplied by the lowest closing bid price during the 20 trading day period ending on the last complete trading day prior to the date of conversion
Convertible promissory note principal amount		$ 42,000